Long-term Incentive Plans (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Number of options, outstanding, beginning	2,410,000	2,922,712	1,472,500
Number of options, Granted	3,920,000	1,270,000	1,430,000
Granted pursuant to acquisition (Note 6(a))			856,880
Number of options, Forfeited/Expired	(60,000)	(1,782,712)	(836,668)
Number of options, outstanding, ending	6,270,000	2,410,000	2,922,712
Weighted average exercise price, outstanding, beginnig	$ 0.76	$ 2.56	$ 3.82
Weighted average exercise price, Granted	0.17	0.48	1.03
Weighted average exercise price, Granted pursuant to acquisition			3.05
Weighted average exercise price, Forfeited/Expired	1.66	(3.51)	(2.68)
Weighted average exercise price, outstanding, ending	$ 0.38	$ 0.76	$ 2.56
Weighted average remaining contractual life, outstanding, beginning	1 year 11 months 23 days	2 years 2 months 9 days	3 years 29 days
Weighted average remaining contractual life, Granted	3 years	2 years 4 months 28 days	3 years 3 days
Weighted average remaining contractual life, Granted pursuant to acquisition (Note 6(a))			4 months 6 days
Weighted average remaining contractual life, outstanding, ending	1 year 11 months 4 days	1 year 11 months 23 days	2 years 2 months 8 days